Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property and Equipment
Note 2. Property and Equipment

2. Property and Equipment

Property and equipment, net consisted of the following:

	June 30,	December 31,
	2021	2020

Office furniture, equipment and software	$206,000	$206,000
Less accumulated depreciation	(175,000)	(162,000)
Property and equipment, net	$31,000	$44,000

Depreciation expense for the three months ended June 30, 2021 and 2020 was $7,000 and $3,000, respectively. Depreciation expense for the six months ended June 30, 2021 and 2020 was $13,000 and $6,000, respectively.

2. Property and Equipment

Property and equipment, net consisted of the following:

	December 31,
	2020	2019
Office furniture, equipment and software	$206,000	$197,000
Less accumulated depreciation	(162,000)	(141,000)
Property and equipment, net	$44,000	$56,000

Depreciation expense for the years ended December 31, 2020 and 2019 was $21,000 and $12,000, respectively.